Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (91.8%)
Brazil (3.8%)
Banco do Brasil	4,800	$54
EDP - Energias do Brasil	9,200	48
JBS	4,500	29
MRV Engenharia e Participacoes	3,000	15
Porto Seguro	900	14
Qualicorp Consultoria e Corretora de Seguros	3,000	29
Wiz Solucoes e Corretagem de Seguros	17,700	64

		253

Chile (0.5%)
AES Gener	117,000	22
Enel Americas	72,918	14

		36

China (2.9%)
China CITIC Bank, Cl H	108,000	56
Great Wall Motor, Cl H	63,500	42
Kunlun Energy	46,000	36
Powerlong Real Estate Holdings	54,000	29
Shanghai Pharmaceuticals Holding, Cl H	15,600	29

		192

Colombia (0.5%)
Interconexion Electrica ESP	6,100	34

Czech Republic (0.4%)
Philip Morris CR	40	27

Egypt (0.8%)
Eastern SAE	27,400	26
ElSewedy Electric	34,200	25

		51

Greece (0.5%)
Motor Oil Hellas Corinth Refineries	1,400	30

Hong Kong (26.7%)
Agile Group Holdings	22,000	29
Air China, Cl H	38,000	31
Anhui Conch Cement, Cl H	7,500	48

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Hong Kong (continued)
Asia Cement China Holdings	33,500	$42
BAIC Motor, Cl H	66,500	33
Bank of Communications, Cl H	79,000	50
Beijing Enterprises Holdings	9,000	39
BOC Aviation	3,600	33
BYD Electronic International	11,000	21
China BlueChemical	90,000	19
China Communications Construction, Cl H	23,000	16
China Everbright	14,000	21
China Everbright Bank, Cl H	119,000	48
China Hongqiao Group	63,000	31
China Lesso Group Holdings	31,000	40
China Medical System Holdings	29,000	39
China Minsheng Banking, Cl H	88,500	62
China Mobile	9,500	78
China Pacific Insurance Group, Cl H	12,800	42
China Petroleum & Chemical, Cl H	98,000	51
China Railway Group, Cl H	42,000	23
China Reinsurance Group, Cl H	160,000	23
China Suntien Green Energy, Cl H	173,000	45
China Telecom, Cl H	144,000	56
China Traditional Chinese Medicine Holdings	46,000	21
Chinasoft International	24,000	14
CNOOC	29,000	44
Country Garden Holdings	36,000	45
Dongfeng Motor Group, Cl H	42,000	31
Far East Horizon	38,000	33
FIT Hon Teng	63,000	19
Geely Automobile Holdings	30,000	47
Guangzhou Automobile Group, Cl H	399	—
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	10,000	32
Guangzhou R&F Properties	17,600	27
Huaneng Renewables, Cl H	46,000	19
IGG	45,000	31
Jiangsu Expressway, Cl H	30,000	37
Kingboard Laminates Holdings	27,500	28
Lonking Holdings	107,000	28
Luye Pharma Group	50,500	32
Nine Dragons Paper Holdings	43,000	41

1

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Hong Kong (continued)
People’s Insurance Group of China, Cl H	161,000	$58
PICC Property & Casualty, Cl H	40,000	43
Shougang Fushan Resources Group	114,000	22
Sinopec Engineering Group, Cl H	30,000	16
Sinotruk Hong Kong	19,000	33
SITC International Holdings	29,000	34
YiChang HEC ChangJiang Pharmaceutical, Cl H	6,600	38
Yuexiu Transport Infrastructure	40,000	35
Zhejiang Expressway, Cl H	40,000	33
Zhongsheng Group Holdings	3,500	13

		1,774

Hungary (0.6%)
Magyar Telekom
Telecommunications	26,200	39

India (8.8%)
Birlasoft	9,500	11
Cyient	2,900	20
Gujarat State Fertilizers & Chemicals	15,900	19
HCL Technologies	6,000	50
Hexaware Technologies	3,400	17
Indiabulls Housing Finance	3,100	13
JK Paper	9,500	17
Jubilant Life Sciences	4,400	36
KPIT Technologies	10,100	14
Mphasis	3,700	48
National Aluminium	37,500	22
NMDC	25,000	41
Oil & Natural Gas	24,100	37
Persistent Systems	5,200	51
Power Finance*	19,900	33
Power Grid Corp of India	15,500	41
REC	19,400	39
Sonata Software	7,500	35
Torrent Power	8,700	38

		582

Indonesia (1.8%)
Bank Negara Indonesia Persero	67,200	35
Bukit Asam	81,200	13
Matahari Department Store	142,600	31
United Tractors	19,600	27

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Indonesia (continued)
Waskita Beton Precast	814,500	$16

		122

Malaysia (1.5%)
AMMB Holdings	41,300	37
Bermaz Auto	49,200	22
RHB Bank	30,600	43

		102

Mexico (2.1%)
Fibra Uno Administracion	20,400	33
Grupo Financiero Banorte, Cl O	10,000	62
Grupo Mexico	17,400	46

		141

Philippines (1.5%)
Globe Telecom	1,400	52
Metro Pacific Investments	388,200	25
PLDT	1,200	23

		100

Poland (1.0%)
Cyfrowy Polsat	600	4
Polskie Gornictwo Naftowe i Gazownictwo	15,700	14
Powszechny Zaklad Ubezpieczen	4,300	45

		63

Russia (3.3%)
Gazprom PJSC ADR	11,300	79
LUKOIL PJSC ADR	800	82
Mobile TeleSystems PJSC ADR	5,800	59

		220

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	42,100	29

South Africa (3.7%)
Absa Group	5,600	51
African Rainbow Minerals	2,800	31
Aspen Pharmacare Holdings	2,400	18
Astral Foods	1,500	20
Exxaro Resources	3,700	30
Imperial Logistics	5,300	18

2

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Africa (continued)
MTN Group	7,200	$39
Telkom SOC	7,500	16
Tsogo Sun Gaming	26,400	19

		242

South Korea (14.0%)
Daelim Industrial*	300	20
DB Insurance	400	14
Hana Pharm	1,100	21
Hyundai Glovis	240	30
Hyundai Greenfood	2,800	24
Hyundai Home Shopping Network	500	31
Hyundai Marine & Fire Insurance	800	15
Kginicis	1,700	25
Kia Motors	1,300	44
Korea United Pharm*	1,300	18
KT&G	500	40
LG	700	41
Maeil Dairies*	400	30
S&T Motiv	900	29
Samjin Pharmaceutical	800	16
Samsung Electronics	6,500	304
Samyang Holdings	300	14
SFA Engineering	700	24
Shinhan Financial Group	1,600	52
Silicon Works	800	25
SK Telecom	200	38
Value Added Technology*	900	23
Vieworks	1,700	51

		929

Taiwan (11.3%)
Cathay Financial Holding	25,859	35
China Life Insurance	56,664	46
Chipbond Technology	15,000	30
Eva Airways	75,178	30
FLEXium Interconnect	9,000	31
Fubon Financial Holding	42,000	62
Globalwafers	4,000	52
Hon Hai Precision Industry	4,000	11
Pou Chen	36,000	42
Primax Electronics	14,000	24
Radiant Opto-Electronics	10,000	34
Simplo Technology	4,000	42
Sino-American Silicon Products	13,000	42
Taiwan Business Bank	113,400	46
Topco Scientific	18,000	64
Tripod Technology	11,000	40
Yuanta Financial Holding	120,000	78

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Taiwan (continued)
Zhen Ding Technology Holding	11,000	$43

		752

Thailand (2.8%)
Hana Microelectronics	35,500	40
Krung Thai Bank	96,200	49
PTT Global Chemical	17,900	28
Quality Houses	394,900	31
Vinythai	45,000	35

		183

Turkey (1.9%)
Coca-Cola Icecek	5,400	42
KOC Holding	16,500	54
Turkiye Sise ve Cam Fabrikalari	35,400	33

		129

United Kingdom (1.0%)
MMC Norilsk Nickel PJSC ADR	2,000	65

TOTAL FOREIGN COMMON STOCK (Cost $6,418)		6,095

Foreign Preferred Stock (3.6%)
Brazil (3.2%)**
Banco do Estado do Rio Grande do Sul	7,900	37
Cia Paranaense de Energia	4,600	79
Itausa	15,000	45
Telefonica Brasil	3,900	54

		215

Colombia (0.4%)**
Banco Davivienda	1,700	23

TOTAL FOREIGN PREFERRED STOCK (Cost $203)		238

3

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (1.5%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $97 (collateralized U.S. Treasury obligation, ranging par value $0 - $81, 0%-1.875%, 7/15/2020-4/30/2022; total market value $99)	$97	$97

TOTAL REPURCHASE AGREEMENT (Cost $97)		97

Total Investments – 96.9% (Cost $6,718)		$6,430

Percentages are based on Net Assets of $6,638 (000).

*    Non-income producing security.

** No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Brazil	$253	$–	$–	$253
Chile	36	–	–	36
China	–	192	–	192
Colombia	34	–	–	34
Czech Republic	–	27	–	27
Egypt	–	51	–	51
Greece	–	30	–	30
Hong Kong	–	1,774	–	1,774
Hungary	–	39	–	39
India	–	582	–	582
Indonesia	–	122	–	122
Malaysia	–	102	–	102
Mexico	141	–	–	141
Philippines	–	100	–	100
Poland	–	63	–	63
Russia	141	79	–	220
Singapore	–	29	–	29
South Africa	18	224	–	242
South Korea	–	929	–	929
Taiwan	–	752	–	752
Thailand	–	183	–	183
Turkey	–	129	–	129
United Kingdom	–	65	–	65

Total Foreign Common Stock	623	5,472	–	6,095

Total Foreign Preferred Stock	238	–	–	238

Total Repurchase Agreement	–	97	–	97

Total Investments in Securities	$861	$5,569	$–	$6,430

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-008-0300

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